Document and Entity Information	Apr. 12, 2021
Cover [Abstract]
Entity Registrant Name	Yellow Corp
Amendment Flag	false
Entity Central Index Key	0000716006
Document Type	8-K
Document Period End Date	Apr. 12, 2021
Entity Incorporation State Country Code	DE
Entity File Number	0-12255
Entity Tax Identification Number	48-0948788
Entity Address, Address Line One	10990 Roe Avenue
Entity Address, City or Town	Overland Park
Entity Address, State or Province	KS
Entity Address, Postal Zip Code	66211
City Area Code	(913)
Local Phone Number	696-6100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value per share
Trading Symbol	YELL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false